                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: CCO
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ Kim Vinick                             Washington, DC          11/15/10
-------------------------------------   -------------------   ------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   ________________________________________________
[Repeat as necessary.]

Marshfield Associates
FORM 13F
30-Sep-10

                                                                                             Voting Authority
                              Title                                                         ------------------
                                of                 Value  Shares/ Sh/ Put/ Invstmt   Other
Name of Issuer                class CUSIP        (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
----------------------------- ----- ------------ -------- ------- --- ---- ------- -------- ------- ------ ----
Americredit Corp              COM   03060R101     30381   1242070 SH       Sole             1242070
Arch Capital Group Ltd        COM   G0450A105     51584    615559 SH       Sole              615559
Berkshire Hathaway Class A    COM   084670108     16309       131 SH       Sole                 131
Berkshire Hathaway Class B    COM   084670702     28289    342149 SH       Sole              342149
Brown & Brown, Inc.           COM   115236101     68967   3415922 SH       Sole             3415922
Devon Energy Corp             COM   25179M103      9863    152344 SH       Sole              152344
Fairfax Financial Hldgs LTD   COM   303901102    161375    396390 SH       Sole              396390
Fastenal Co                   COM   311900104     27119    509856 SH       Sole              509856
Goldman Sachs Group Inc       COM   38141G104     53861    372537 SH       Sole              372537
HomeFed Corp                  COM   43739D307       525     21875 SH       Sole               21875
J.P. Morgan Chase & Co.       COM   46625H100     15191    399144 SH       Sole              399144
Johnson & Johnson             COM   478160104      6483    104628 SH       Sole              104628
Leucadia National Corporation COM   527288104     48606   2057824 SH       Sole             2057824
MDC Holdings                  COM   552676108      5429    187015 SH       Sole              187015
Martin Marietta Materials     COM   573284106     39134    508427 SH       Sole              508427
Mc Donald's Corporation       COM   580135101      9134    122587 SH       Sole              122587
Moody's Corp.                 COM   615369105     17947    718457 SH       Sole              718457
NVR Inc.                      COM   62944T105     40329     62281 SH       Sole               62281
Symetra Financial Corp        COM   87151Q106     11037   1055143 SH       Sole             1055143
Sysco Corp                    COM   871829107      9146    320695 SH       Sole              320695
Toll Brothers Inc             COM   889478103     27251   1432771 SH       Sole             1432771
US Bancorp                    COM   902973304     30166   1395290 SH       Sole             1395290
Verisk Analytics Inc Class A  COM   92345Y106       259      9263 SH       Sole                9263
Vulcan Materials Co           COM   929160109     42796   1159158 SH       Sole             1159158
Wells Fargo & Company         COM   949746101     75158   2992541 SH       Sole             2992541
YUM! Brands Inc               COM   988498101    104924   2277983 SH       Sole             2277983
REPORT SUMMARY                   26 DATA RECORDS 931265             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED